Organization and Business Operations	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business Operations
Note 1 — Organization and Business Operations
Virgin Group Acquisition Corp. II (the “Company”) was incorporated as a Cayman Islands exempted company on January 13, 2021. The Company was formed for the purpose of acquiring, merging with, engaging in capital stock exchange with, purchasing all or substantially all of the assets of, engaging in contractual arrangements, or engaging in any other similar business combination with a single operating entity, or one or more related or unrelated operating entities operating in any sector (“Business Combination”). The Company has not selected any specific business combination target and the Company has not, nor has anyone on its behalf, engaged in any substantive discussions, directly or indirectly, with any business combination target with respect to the Business Combination.
As of December 31, 2021, the Company had not commenced any operations. All activity for the period through December 31, 2021 relates to the Company’s formation, the initial public offering (“IPO”), which is described below, and the Company’s search for a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating
income in the form of interest income on from the proceeds derived from the IPO.
The registration statement for the Company’s IPO was declared effective on March 22, 2021 (the “Effective Date”). On March 25, 2021, the Company consummated the IPO of 35,000,000 units (the “Units”), which is discussed in Note 3. Each unit consists of one Class A ordinary share of the Company, par value $0.0001 per share (the “Class A Ordinary
Shares”), and one-fifth
of one redeemable warrant of the Company (“Warrant”), each whole Warrant entitling the holder thereof to purchase one Class A Ordinary Share for $11.50 per share. The Units were sold at a price of $10.00 per Unit, generating gross proceeds of $350,000,000. Only whole warrants are exercisable.
Concurrently with the closing of the IPO, the Company completed the private sale (the “Private Placement”) of 6,000,000 warrants (the “Private Placement Warrants”) to Virgin Group Acquisition Sponsor II LLC (the “Sponsor”) at a purchase price of $1.50 per Private Placement Warrant, generating gross proceeds to the Company of $9,000,000, which is discussed in Note 4.
Transaction costs of the IPO amounted to $19,845,525 consisting of $7,000,000 of underwriting discount, $12,250,000 of deferred underwriting discount, and $595,525 of other offering costs.
On April 13, 2021, the underwriters exercised their full over-allotment option which resulted in the sale of an additional 5,250,000 units to the public generating additional proceeds of $52,500,000. The over-allotment exercise resulted in an additional purchase of 700,000 Private Placement Warrants which generated gross proceeds of $1,050,000.
Additional transaction costs of the overallotment amounted to $2,887,500 consisting of $1,050,000 of underwriting discount and $1,837,500 of deferred underwriting discount.
As of December 31, 2021, $507,233 of cash is not held in the Trust Account (as defined below) and is available for working capital purposes.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account (as defined below) (net of amounts disbursed to management for working capital purposes, if permitted, and excluding the amount of any deferred underwriting commissions) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires an interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act 1940, as amended (the “Investment Company Act”).

Following the closing of the Public Offering on March 25, 2021, and the over-allotment exercise on April 13, 2021, an amount equal to at least $10.00 per Unit sold in the IPO was placed in a trust account (“Trust Account”), to be invested only in U.S. government securities with a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7
under the Investment Company Act, which invest only in direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its tax obligations, the proceeds from the offering will not be released from the Trust Account until the earliest to occur of (a) the completion of the Company’s initial Business Combination (b) the redemption of any public shares properly submitted in connection with a shareholder vote to amend its amended and restated memorandum and articles of association to (i) modify the substance or timing of the Company’s obligation to provide for the redemption of its public shares in connection with an initial Business Combination or to redeem 100% of its public shares if the Company does not complete its initial Business Combination within 24 months from the closing of its IPO or (ii) with respect to any other material provisions relating to shareholders’ rights or pre-initial
Business Combination activity, and (c) the redemption of the Company’s public shares if the Company is unable to complete its initial Business Combination within 24 months from the closing of the IPO, subject to applicable law.
The Company will provide the holders of its issued and outstanding public shares (the “Public Shareholders”) of its Class A Ordinary Shares, sold in the IPO (the “Public Shares”), with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations), calculated as of two business days prior to the completion of the Business Combination.
The per-share
amount to be distributed to Public Shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriter (as discussed in Note 7). There will be no redemption rights upon the completion of the Business Combination with respect to the Company’s warrants. The Public Shares subject to redemption will be recorded at redemption value and classified as temporary equity in accordance with the Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.”
The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks shareholder approval, it receives an ordinary resolution under Cayman Islands law approving a Business Combination, which requires the affirmative vote of a majority of the shareholders who attend and vote at a general meeting of the Company. If a shareholder vote is not required by applicable law or stock exchange listing requirements and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (the “SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transactions is required by applicable law or stock exchange listing requirements, or the Company decides to obtain shareholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor has agreed to vote any Founder Shares (as defined in Note 3) and Public Shares held by it in favor of approving a Business Combination. Additionally, each public shareholder may elect to redeem their Public Shares, without voting, and if they do vote, irrespective of whether they vote for or against a proposed Business Combination.
Notwithstanding the foregoing, if the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Company’s Amended and Restated Memorandum and Articles of Association will provide that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares, without the prior consent of the Company.

The Company’s sponsor has agreed to waive: (i) its redemption rights with respect to any Founder Shares and Public Shares held by it in connection with the completion of the Company’s Business Combination and (ii) their redemption rights with respect to their Founder Shares and any Public Shares held by them in connection with a shareholder vote to approve an amendment to the Company’s Amended and Restated Memorandum and Articles of Association (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with its initial Business Combination or to redeem 100% of the Public Shares if the Company does not complete its Business Combination within 24 months from March 25, 2021 or (B) with respect to any other provision relating to shareholders’
rights or pre-initial
business combination activity.
If the Company is unable to complete its initial business combination within the Combination Period, the Company will: i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the Public Shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations (less taxes payable and up to $100,000 of interest to pay dissolution expenses and which interest shall be net of taxes payable), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.
The Company’s sponsor has agreed to waive its rights to liquidating distributions from the Trust Account with respect to any founder shares held by it if the Company fails to complete its initial business combination within the Combination Period. However, if the sponsor acquires public shares in or after the IPO, the sponsor will be entitled to liquidating distributions from the Trust Account with respect to such public shares if the Company fails to complete a Business Combination during the Combination Period.
Merger Agreement
On December 7, 2021, the Company, entered into an Agreement and Plan of Merger (as it may be amended, supplemented or otherwise modified from time to time, the “Merger Agreement”), by and among the Company, Treehouse Merger Sub, Inc., a Delaware corporation (“VGAC II Merger Sub”), and Grove Collaborative, Inc., a Delaware public benefit corporation (“Grove”).

The Business Combination
The Merger Agreement provides for, among other things, the following transactions on the closing date: (i) the Company will become a Delaware public benefit corporation (the “Domestication”) and, in connection with the Domestication, (a) the Company’s name will be changed to “Grove Collaborative Holdings, Inc.” (“New Grove”), (b) each then-issued and outstanding Class A ordinary share of the Company will convert automatically into one Class A ordinary share of New Grove (the “New Grove Class A Ordinary Shares”), (c) each then-issued and outstanding Class B ordinary share of the Company will convert automatically into one New Grove Class A Ordinary Share, and (d) each then-issued and outstanding common warrant of the Company will convert automatically into one warrant to purchase one New Grove Class A Ordinary Share; and (ii) following the Domestication, VGAC II Merger Sub will merge with and into Grove, with Grove as the surviving company in the merger and, after giving effect to such merger, continuing as a wholly-owned subsidiary of New Grove (the “Merger”).
The Domestication, the Merger and the other transactions contemplated by the Merger Agreement are hereinafter referred to as the “Business Combination.”
In connection with the Business Combination, the Company will adopt a dual class stock structure pursuant to which (i) all shareholders of Grove will hold Class B ordinary shares of New Grove (the “New Grove Class B Ordinary Shares”), which will have ten votes per share. The New Grove Class B Ordinary Shares will be subject to conversion to New Grove Class A Ordinary Shares (i) upon any transfers of New Grove Class B Ordinary Shares (except for certain permitted transfers) or (ii) on the date that is the earliest to occur of (A) the fifth anniversary of the closing date and (B) the forty-fifth day (or, if such day is not a business day in the United States, the next such business day) after the end of the first fiscal quarter of New Grove in which the number of New Grove Class B Ordinary Shares outstanding or subject to outstanding securities convertible into or exercisable therefore, or otherwise underlying outstanding equity compensation awards, represents, in the aggregate, less than ten percent (10%) of all ordinary shares outstanding or subject to outstanding securities convertible into or exercisable therefor, or otherwise underlying outstanding equity compensation awards, in each case, measured on the last day of such fiscal quarter.
The Business Combination is expected to close in early the second quarter of 2022, following the receipt of the required approval by the Company’s shareholders and the fulfillment of other customary closing conditions.
Risks and Uncertainties
Management continues to evaluate the impact
of the COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and search for a target company, the specific impact is not readily determinable as of the date of this financial statement. The financial statement does not include any adjustments that might result from the outcome of this uncertainty.
Liquidity and Capital Resources
As of December 31, 2021, the Company had $507,233 in its operating bank account and a working capital deficit of $2,284,652.
The Company does not believe it will need to raise additional funds in order to meet the expenditures required for operating the business. However, if the estimate of the costs of identifying a target business, undertaking in-depth
due diligence and negotiating a Business Combination are less than the actual amount necessary to do so, the Company may have insufficient funds available to operate its business prior to the Business Combination.
In order to finance transaction costs in connection with a Business Combination, or because the Company becomes obligated to redeem a significant number of the public shares upon consummation of the Business
Combination, the Sponsor, an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (as defined below). As of December 31, 2021, the Company had $1,000,000 of outstanding borrowings under the Working Capital Loans. In addition, the Company may issue additional securities or incur debt in connection with such Business Combination. Subject to compliance with applicable securities laws, the Company would only complete such financing simultaneously with the completion of the Business Combination. If the Company is unable to complete the Business Combination because it does not have sufficient funds available, the Company will be forced to cease operations and liquidate the Trust Account. In addition, following the Business Combination, if cash on hand is insufficient, the Company may need to obtain additional financing in order to meet our obligations.

Based on the
foregoing
, management believes that the Company will have sufficient working capital and borrowing capacity to meet its needs through the earlier of the consummation of a Business Combination or one year from this filing. Over this time period, the Company will be using these funds for paying existing accounts payable, identifying and evaluating prospective initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination.